Revenue	6 Months Ended
Jun. 30, 2025
Revenue.
Revenue

13Revenue

The Group derives its revenue principally from end-users who use the Group’s platform to access routes predetermined by the Group. Revenue for transport services represents the total amount of fees charged to the end user for these services.

Disaggregated revenue information

	(Unaudited) For the six-month
	period ended 30 June
	2025	2024
	USD	USD
Business to business	8,676,762	6,001,062
Business to customers	1,512,307	2,065,946
	10,189,069	8,067,008

Revenue by geographical location

	(Unaudited) For the six-month
	period ended 30 June
	2025	2024
	USD	USD

Egypt	6,752,936	6,636,048
Kingdom of Saudi Arabia	2,576,607	1,430,960
United Arab Emirates	859,526	—
	10,189,069	8,067,008